IMPAIRMENT OF ASSETS	12 Months Ended
Dec. 31, 2018
IMPAIRMENT OF ASSETS
IMPAIRMENT OF ASSETS

NOTE 20 — IMPAIRMENT OF ASSETS

Year-End 2018

Non-current oil and gas assets

At 31 December 2018, the Group reassessed its non-current Eagle Ford assets for indicators of impairment or whether there was any indication that an impairment loss may no longer exist or may have decreased in accordance with the Group’s accounting policy. As at 31 December 2018, the Company’s market capitalisation was lower than the net book value of the Company’s net assets, which is deemed to be an indicator of impairment as described by IAS 36. As a result, the Company believes that under the prescribed accounting guidance there was indication that an impairment may exist related to its development and production assets and performed an impairment analysis.  There was no indication of impairment or reversal of impairment related to its evaluation and expenditure assets.

The Company estimated the VIU of the development and production assets using the income approach (Level 3 on fair value hierarchy) based on the estimated discounted future cash flows from the assets.  The model took into account management’s best estimate for pricing and discount rates, as described below.  In addition, the Company considered comparable market transactions to corroborate the estimated fair values.

Future commodity price assumptions are based on the Group’s best estimates of future market prices with reference to bank price surveys, external market analysts’ forecasts, and forward curves.  Future prices ($ per Bbl) used for the 31 December 2018 VIU calculation were as follows:

						2024 and
	2019	2020	2021	2022	2023	thereafter
Oil (WTI)	$57.50	$60.00	$62.50	$65.00	$67.50	$70.00
Oil (Brent)	$65.00	$66.00	$67.00	$68.00	$69.00	$70.00

The pre-tax discount rates that have been applied to the development and production assets were 10.0% and 20.0% for proved developed producing and proved undeveloped properties, respectively.

Management’s estimate of the recoverable amount using the VIU model as at 31 December 2018 exceeded the carrying cost of development and production and therefore no impairment was required.

Dimmit County Assets Held For Sale

In accordance with IFRS 5, assets held for sale are to be measured at the lower of fair value less cost to sell (“FVLCS”) or the carrying value of the assets. The Company wrote down the asset group to the expected adjusted purchase price proceeds, less anticipated external broker marketing costs, which resulted in year-to-date impairment expense of $43.2 million.  The Company’s estimate of the expected adjusted purchase price proceeds was based upon comparable transactions and provided by the third-party broker that is marketing the properties on the Company’s behalf (Level 3 inputs).

Year-End 2017

Non-current oil and gas assets

At 31 December 2017, the Group reassessed its non-current Eagle Ford assets for indicators of impairment or whether there was any indication that an impairment loss may no longer exist or may have decreased in accordance with the Group’s accounting policy. As at 31 December 2017, the Company’s market capitalisation was lower than the net book value of the Company’s net assets, which is deemed to be an indicator of impairment as described by IAS 36. As a result, the Company believes that under the prescribed accounting guidance there was indication that an impairment may exist related to its development and production assets and performed an impairment analysis.  There was no indication of impairment or reversal of impairment related to its evaluation and expenditure assets.

The Company estimated the VIU of the development and production assets using the income approach (Level 3 on fair value hierarchy) based on the estimated discounted future cash flows from the assets.  The model took into account management’s best estimate for pricing and discount rates, as described below.  In addition, the Company considered comparable market transactions to corroborate the estimated fair values.

Future commodity price assumptions are based on the Group’s best estimates of future market prices with reference to bank price surveys, external market analysts’ forecasts, and forward curves.  Future prices ($/bbl) used for the 31 December 2017 VIU calculation were as follows:

					2023 and
2018	2019	2020	2021	2022	thereafter
$60.00	$62.50	$65.00	$67.50	$70.00	$75.00

The pre-tax discount rates that have been applied to the development and production assets were 9.0% and 20.0% for proved developed producing and proved undeveloped properties, respectively.

Management’s estimate of the recoverable amount using the VIU model as at 31 December 2017 exceeded the carrying cost of development and production and therefore no impairment was required.

Dimmit County Assets Held for Sale

In accordance with IFRS 5, assets held for sale are to be measured at the lower of FVLCS or the carrying value of the assets. To estimate FVLCS of the Dimmit County held for sale group at 31 December 2017, the Group utilized the income approach (Level 3 on fair value hierarchy) based on the estimated discounted future cash flows from the producing property and related exploration and evaluation assets.  The model took into account management’s best estimate for pricing (described above) and discount rates, as described below.  The Company is marketing the assets using an external broker.  The Group expects to incur marketing costs of approximately $0.5 million.

The post-tax discount rates that have been applied to the Dimmit County held for sale asset group were 9.0% and 20.0% for proved developed producing and proved undeveloped properties, respectively.  Based on recent comparable market transactions, the Company assigned no value to probable and possible reserves, consistent with the approach management believes a market participant would utilize.

In addition, the Company corroborated the results of its discounted cash flow model with a market approach valuation which took into account market multiples derived from comparable market transactions of similar assets.

The Company’s estimated that the FVLCS as at 31 December 2017 was $61 million, which resulted in impairment expense of $5.4 million.

Year-End 2016

At 31 December 2016, the Group reassessed the carrying amount of its non-current assets for indicators of impairment or whether there is any indication that an impairment loss may no longer exist or may have decreased in accordance with the Group’s accounting policy. The Company determined there was no indication of impairment or impairment reversal for its Eagle Ford assets. The Company determined that there was an indication of impairment for its Mississippian/Woodward and Cooper Basin assets.

Each of the Group’s development and production asset CGUs include all of its developed producing properties, shared infrastructure supporting its production and undeveloped acreage that the Group considers technically feasible and commercially viable.

Mississippian/Woodward assets

The Company actively marketed its Mississippian/Woodward assets in the second half of 2016. Based on the value of third-party bids and the execution of a purchase of sale agreement subsequent to 31 December 2016, the Company determined that there was an indication of impairment of both its exploration and evaluation assets and development and production assets. The Company recorded an impairment expense of $4.6 million, which was equal to the difference between the carrying value and the estimated sale proceeds, less selling costs.  The Company recognized an additional loss on the sale of $1.3 million in 2017.

Cooper Basin

The Company has not received operational information indicating that the recovery of the Company’s carrying costs in the Cooper Basin is likely. As such, the Company wrote the asset down to nil and recorded an impairment expense of $6.7 million during the year ended 31 December 2016.

Recoverable amounts and resulting impairment expense recognized in conjunction with the Company’s impairment analysis as at 31 December 2018 and 2017 are presented in the table below.

		Recoverable
As at 31 December 2018	Carrying costs	amount	Impairment (1)
Cash-generating unit	US$’000	US$’000	US$’000
Assets held for sale - Dimmit County	67,519	24,284	43,235

As at 31 December 2017
Cash-generating unit
Assets held for sale - Dimmit County	66,479	61,064	5,415

31 December 2016
Cash-generating unit (2)
Exploration and evaluation expenditures:
Mississippian/Woodford	1,183	—	1,183
Cooper Basin	6,688	—	6,688
Total exploration and evaluation	7,871	—	7,871
Development and production assets:
Mississippian/Woodford	21,693	18,309	3,384
Total development and production assets	21,693	18,309	3,384

(1)

Total impairment expense for the year ended 31 December 2018 and 2017 also included $0.7 million and $0.2 million  related to additional costs incurred at the Cooper Basin, which was fully impaired in 2016.

(2)

Total impairment expense for the year ended 31 December 2016 was $11.3 million, which was net of an adjustment to 2015 impairment expense of $1.1 million related to a vendor discount for well completion services obtained subsequent to the filing of the Company’s 2015 annual report. Total impairment expense was $10.2 million.

Any further adverse changes in any of the key assumptions may result in future impairments.